Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]	$ (25,903)	$ 0

[1]	(1) For additional information on the TCF VIII Distribution, refer to Note 2 - "Merger, Acquisition and Other Transactions".